Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Income or loss attributable to the noncontrolling interest
Gain (loss) from foreign currency transactions	(4,909)	7,524
Allowance for credit losses	$ 96,358		$ 89,399	$ 52,773
Residual value	5.00%
Impairment, Long-Lived Asset, Held-for-Use	$ 0	0
Contract liabilities as revenue	$ 67,197	18,733
Value added tax percentage	13.00%
Research and development expenses	$ 482,469	434,687
Sales and marketing expenses	303,949	258,856
Other Contract [Member]
Significant Accounting Policies [Line Items]
Contract liabilities as revenue	102,645
Contract Liabilities [Member]
Significant Accounting Policies [Line Items]
Accrued expenses and other payables	169,072		$ 219,933
Grant [Member]
Significant Accounting Policies [Line Items]
Government subsidy grant	$ 0	$ 91,925
Maximum [Member]
Significant Accounting Policies [Line Items]
Useful life term	50 years
Statutory surplus rate	50.00%
Maximum [Member] | China’s Foreign Investment Enterprises [Member]
Significant Accounting Policies [Line Items]
Statutory surplus rate	50.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
Statutory surplus rate	10.00%
Minimum [Member] | China’s Foreign Investment Enterprises [Member]
Significant Accounting Policies [Line Items]
Statutory surplus rate	10.00%
Company’s VIE [Member]
Significant Accounting Policies [Line Items]
Owned percentage	70.00%
Sungda Tech Co., Ltd [Member]
Significant Accounting Policies [Line Items]
Remaining percentage	30.00%
Haozhen Beijing [Member]
Significant Accounting Policies [Line Items]
Owned percentage	3.00%